About the presentation of our financial statements - Additional information (Detail) $ in Millions, $ in Millions	12 Months Ended		72 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 AUD ($)	Dec. 31, 2023 AUD ($)
Disclosure of joint operations [line items]
Materiality threshold	$ 700
Intragroup loans				$ 15,717	$ 15,102
Carbon emission reduction target (%), 2025	15.00%
Carbon emission reduction target (%), 2030	50.00%
Carbon emission reduction target (%), 2050	0.00%
Carbon emission reduction, percent			14.00%
Gross emissions, reduction target (%), 2030	40.00%
Gross emissions reduction, use of offsets limitation (%)	10.00%
Investment in various decarbonisation projects, capitalised	$ 283	$ 191	$ 283
Operating expenditure and R&D costs	306	234
Contractually committed decarbonisation capital commitments	114	123	114
Investment in entities specialising in decarbonisation and related technology accounted as financial assets	89	36	89
Cash royalty receipt	45	38
Other intangible assets
Disclosure of joint operations [line items]
Carbon abatement spend	50	61
Level 3 | Forward electricity price Energy volume | Discounted cash flows | Renewable power purchase agreements
Disclosure of joint operations [line items]
Financial liabilities, at fair value	111	0	111
Royalty receivables | Level 3 | Forward commodity price Mine production | Discounted cash flows
Disclosure of joint operations [line items]
Financial assets, fair value	252	$ 214	$ 252
Bottom of range
Disclosure of joint operations [line items]
Estimated incremental capital expenditures	5,000
Top of range
Disclosure of joint operations [line items]
Estimated incremental capital expenditures	$ 6,000